Financial risk management and fair value estimates (Details 1) - Operations Center in Argentina [Member]	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Gearing ratio	29.09%	25.37%
Debt ratio	25.29%	20.23%